UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: April 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2009

Legg Mason Partners
Variable High
Income Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio’s primary objective is high current income. Its secondary objective is capital appreciation.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	20

Statement of operations	21

Statements of changes in net assets	22

Financial highlights	23

Notes to financial statements	24

Board approval of management and subadvisory agreements	35

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended April 30, 2009. Looking back, after expanding 2.8% during the second quarter of 2008, U.S. gross domestic product (“GDP”)i growth took a step backward during the second half of 2008. According to the U.S. Department of Commerce, third and fourth quarter 2008 GDP contracted 0.5% and 6.3%, respectively, the latter being the worst quarterly reading since 1982. Economic weakness continued in early 2009, as the preliminary estimate for first quarter 2009 GDP decline was 5.7%. This marked the first time in thirty-four years that the U.S. economy posted three consecutive quarters of negative GDP growth.

It may seem like ancient history, but when the reporting period began, speculation remained as to whether the U.S. would experience a recession. This ended in December 2008, when the National Bureau of Economic Research (“NBER”)—which has the final say on when one begins and ends—announced that a recession had begun in December 2007, making the current recession the lengthiest since the Great Depression. Contributing to the economy’s troubles is the accelerating weakness in the labor market. Since December 2007, approximately 5.7 million jobs have been shed, with nearly 2.7 million being lost during the first four months of 2009. In addition, the unemployment rate continued to move steadily higher, rising from 8.5% in March to 8.9% in April 2009, to reach its highest rate since 1983.

Another strain on the economy, the housing market, appeared to finally be getting closer to reaching a bottom. According to the S&P/Case-Shiller Home Price Indexii, U.S. home prices continued to fall in February 2009, but they did end their sixteen-month streak of record declines. This led to hopes that prices could be nearing a period of stabilization. Other economic news also seemed to be “less negative.” Inflation remained low and, in March 2009, data were released showing increases in durable goods orders, manufacturing and consumer sentiment, albeit all from depressed levels.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiv from 5.25% in August 2007 to 2.00% in April 2008, the Fed

Legg Mason Partners Variable High Income Portfolio   I

Letter from the chairman continued

then left rates on hold for several months due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of zero to 0.25%—a historic low—and maintained this stance during its next meetings in January, March and April 2009. In conjunction with the April meeting, the Fed stated that it “will employ all available tools to promote economic recovery and to preserve price stability. The Committee . . . anticipates that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.
•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.
•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which will be used to facilitate the purchase of $500 billion to $1 trillion of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

During the six-month reporting period ended April 30, 2009, both short- and long-term Treasury yields experienced periods of extreme volatility. While earlier in 2008 investors were focused on the subprime segment of the mortgage-backed market, these concerns broadened to include a wide range of financial institutions and markets. As a result, other fixed-income

II   Legg Mason Partners Variable High Income Portfolio

instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of 2008, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, even high-quality corporate bonds and high-grade municipal bonds. However, toward the end of the reporting period, investor risk aversion faded somewhat given some modestly positive economic data. This helped to drive spread sector (non-Treasury) prices higher. During the six months ended April 30, 2009, two-year Treasury yields fell from 1.56% to 0.91%. Over the same time frame, ten-year Treasury yields moved from 4.01% to 3.16%. For the six-month period ended April 30, 2009, the Barclays Capital U.S. Aggregate Indexv returned 7.74%.

The high-yield bond market produced outstanding results over the six months ended April 30, 2009. After generating poor results in November 2008, the asset class posted positive returns during four of the last five months of the reporting period. This strong rally was due to a variety of factors, including signs that the frozen credit markets were thawing, some modestly better economic data and increased demand from investors searching for higher yields. All told, over the six months ended April 30, 2009, the Citigroup High Yield Market Indexvi returned 15.09%.

When the reporting period began, the emerging market debt asset class was coming off one of its worst months ever, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii had returned -14.89% in October 2008. However, emerging market debt prices then rallied sharply—posting positive returns during five of the six months of the reporting period. This was triggered by firming and—in some cases—rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended April 30, 2009, the EMBI Global returned 20.31%.

Legg Mason Partners Variable High Income Portfolio   III

Letter from the chairman continued

Performance review
For the six months ended April 30, 2009, Legg Mason Partners Variable High Income Portfolio1 returned 9.46%. The Portfolio’s unmanaged benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Indexviii, returned 16.39% for the same period. The Lipper Variable High Current Yield Funds Category Average2 returned 6.84% over the same time frame.

PERFORMANCE SNAPSHOT as of April 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable High Income Portfolio[1]	9.46%

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index	16.39%

Lipper Variable High Current Yield Funds Category Average[2]	6.84%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

The 30-Day SEC Yield for the period ended April 30, 2009 was 16.82%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Portfolio’s most current prospectus dated February 28, 2009, the gross total operating expense ratio was 0.71%.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 115 funds in the Portfolio’s Lipper category.

IV   Legg Mason Partners Variable High Income Portfolio

A special note regarding increased market volatility
In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy well into 2009.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and
•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Legg Mason Partners Variable High Income Portfolio   V

Letter from the chairman continued

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

May 29, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, high-yield bonds are rated below investment grade and carry more risk than higher-rated securities. Also, the Portfolio is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vii	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

viii	The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

VI   Legg Mason Partners Variable High Income Portfolio

Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2008 and held for the six months ended April 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
9.46%	$1,000.00	$1,094.60	0.76%	$3.95

[1]	For the six months ended April 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,021.03	0.76%	$3.81

[1]	For the six months ended April 30, 2009.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
April 30, 2009

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 90.4%

CONSUMER DISCRETIONARY — 14.3%

	Auto Components — 0.2%
$320,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	$164,801

110,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	22,000

	Visteon Corp., Senior Notes:

1,147,000	8.250% due 8/1/10	71,688

983,000	12.250% due 12/31/16(a)	54,065

	Total Auto Components	312,554

	Automobiles — 0.3%
	General Motors Corp.:

2,015,000	Notes, 7.200% due 1/15/11	231,725

2,015,000	Senior Debentures, 8.375% due 7/15/33	181,350

	Total Automobiles	413,075

	Diversified Consumer Services — 1.1%
1,270,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	1,225,550

	Service Corp. International, Senior Notes:

25,000	7.625% due 10/1/18	22,937

280,000	7.500% due 4/1/27	217,700

	Total Diversified Consumer Services	1,466,187

	Hotels, Restaurants & Leisure — 3.9%
340,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	249,900

1,400,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	665,000

110,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	102,300

585,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	548,437

600,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	237,000

420,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	325,500

650,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12(a)	367,250

1,460,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	313,900

260,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	74,100

See Notes to Financial Statements.

4   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 3.9% continued

	MGM MIRAGE Inc.:

$685,000	Notes, 6.750% due 9/1/12	$411,000

35,000	Senior Notes, 8.500% due 9/15/10	25,463

	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:

520,000	6.375% due 7/15/09	507,000

110,000	6.875% due 2/15/15	55,825

640,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	345,600

	Snoqualmie Entertainment Authority, Senior Secured Notes:

350,000	5.384% due 2/1/14(a)(c)	117,250

20,000	9.125% due 2/1/15(a)	8,850

	Station Casinos Inc., Senior Notes:

495,000	6.000% due 4/1/12	174,487

1,005,000	7.750% due 8/15/16	346,725

275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(a)	232,375

	Total Hotels, Restaurants & Leisure	5,107,962

	Household Durables — 1.8%
105,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	56,175

690,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	596,850

1,225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,120,875

630,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	513,450

60,000	Ryland Group Inc., Senior Notes, 8.400% due 5/15/17	58,804

	Total Household Durables	2,346,154

	Internet & Catalog Retail — 0.2%
435,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16(a)	299,063

	Media — 4.7%
	Affinion Group Inc.:

140,000	Senior Notes, 10.125% due 10/15/13	120,400

1,675,000	Senior Subordinated Notes, 11.500% due 10/15/15	1,214,375

	CCH I LLC/CCH I Capital Corp.:

160,000	Senior Notes, 11.000% due 10/1/15(d)(e)	12,800

1,218,000	Senior Secured Notes, 11.000% due 10/1/15(d)(e)	100,485

1,300,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13(d)(e)	1,186,250

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 4.7% continued

	Cengage Learning Acquisitions Inc.:

$670,000	Senior Notes, 10.500% due 1/15/15(a)	$458,950

860,000	Senior Subordinated Notes, step bond to yield 11.202% due 7/15/15(a)	425,700

250,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12(d)(e)(f)	2,500

275,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11(d)(e)	4,125

1,310,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)(d)(e)	1,310,000

240,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	235,800

290,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	295,800

390,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	363,675

1,400,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16(d)	29,750

500,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	31,250

495,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	274,725

210,000	Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	171,675

	Total Media	6,238,260

	Multiline Retail — 1.3%
	Dollar General Corp.:

480,000	Senior Notes, 10.625% due 7/15/15	501,600

230,000	Senior Subordinated Notes, 11.875% due 7/15/17(b)	239,200

	Neiman Marcus Group Inc.:

1,362,419	Senior Notes, 9.000% due 10/15/15(b)	756,142

305,000	Senior Secured Notes, 7.125% due 6/1/28	152,500

	Total Multiline Retail	1,649,442

	Specialty Retail — 0.4%
745,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	391,125

185,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	172,975

	Total Specialty Retail	564,100

	Textiles, Apparel & Luxury Goods — 0.4%
600,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	501,000

	TOTAL CONSUMER DISCRETIONARY	18,897,797

See Notes to Financial Statements.

6   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

CONSUMER STAPLES — 2.5%

	Food & Staples Retailing — 0.3%
$140,000	JBS USA LLC/JBS USA Finance Inc., Senior Notes, 11.625% due 5/1/14(a)	$133,700

225,000	SUPERVALU Inc., Senior Notes, 8.000% due 5/1/16	218,250

	Total Food & Staples Retailing	351,950

	Food Products — 1.2%
	Dole Food Co. Inc., Senior Notes:

1,260,000	7.250% due 6/15/10	1,234,800

400,000	13.875% due 3/15/14(a)	423,000

	Total Food Products	1,657,800

	Household Products — 0.5%
140,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12(a)	111,300

555,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	513,375

	Total Household Products	624,675

	Tobacco — 0.5%
	Alliance One International Inc., Senior Notes:

490,000	8.500% due 5/15/12	438,550

275,000	11.000% due 5/15/12	269,500

	Total Tobacco	708,050

	TOTAL CONSUMER STAPLES	3,342,475

ENERGY — 15.2%

	Energy Equipment & Services — 1.7%
995,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,173,517

250,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	186,250

240,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	202,800

665,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	548,625

130,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	123,475

	Total Energy Equipment & Services	2,234,667

	Oil, Gas & Consumable Fuels — 13.5%
750,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	461,250

1,530,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,185,750

	Chesapeake Energy Corp., Senior Notes:

2,325,000	6.375% due 6/15/15	2,063,437

210,000	7.250% due 12/15/18	184,800

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 13.5% continued

$295,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	$249,275

1,605,470	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.131% due 4/15/10(a)(b)(c)	794,708

	El Paso Corp., Medium-Term Notes:

1,500,000	8.050% due 10/15/30	1,150,269

1,546,000	7.800% due 8/1/31	1,165,086

130,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	125,775

	Enterprise Products Operating LLP:

660,000	Junior Subordinated Notes, 8.375% due 8/1/66(c)	455,949

175,000	Subordinated Notes, 7.034% due 1/15/68(c)	110,405

1,370,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,164,500

550,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14(a)	536,250

1,055,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	691,025

	Mariner Energy Inc., Senior Notes:

495,000	7.500% due 4/15/13	403,425

230,000	8.000% due 5/15/17	167,900

	OPTI Canada Inc., Senior Secured Notes:

515,000	7.875% due 12/15/14	279,387

200,000	8.250% due 12/15/14	111,000

600,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	390,000

	Petrohawk Energy Corp., Senior Notes:

490,000	9.125% due 7/15/13	482,650

160,000	7.875% due 6/1/15(a)	150,800

	Petroplus Finance Ltd., Senior Notes:

310,000	6.750% due 5/1/14(a)	257,300

240,000	7.000% due 5/1/17(a)	194,400

435,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	426,300

510,000	Quicksilver Resources Inc., Senior Notes, 8.250% due 8/1/15	418,200

2,000,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15(b)	1,630,000

1,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(d)(e)	55,688

1,450,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	609,000

160,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16(a)	127,200

See Notes to Financial Statements.

8   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 13.5% continued

$720,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	$705,600

625,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(d)	37,500

640,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	473,600

610,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	527,650

	Total Oil, Gas & Consumable Fuels	17,786,079

	TOTAL ENERGY	20,020,746

FINANCIALS — 14.2%

	Commercial Banks — 0.8%
250,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14(a)	127,500

	TuranAlem Finance BV, Bonds:

470,000	8.250% due 1/22/37(a)	105,750

340,000	8.250% due 1/22/37(a)	79,900

750,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13(c)(g)	480,357

200,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13(c)(g)	170,143

	Total Commercial Banks	963,650

	Consumer Finance — 7.3%
1,200,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16(a)	1,056,000

	Ford Motor Credit Co., Senior Notes:

542,000	6.570% due 6/15/11(c)	431,568

500,000	3.889% due 1/13/12(c)	358,125

4,980,000	12.000% due 5/15/15	4,213,209

	GMAC LLC:

	Senior Notes:

1,415,000	6.500% due 10/15/09(a)	1,280,634

2,139,000	8.000% due 11/1/31(a)	1,500,404

93,000	Subordinated Notes, 8.000% due 12/31/18(a)	37,243

890,000	SLM Corp., Senior Notes, 1.252% due 7/26/10(c)	755,145

	Total Consumer Finance	9,632,328

	Diversified Financial Services — 4.2%
650,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(a)(e)	292,500

	CIT Group Inc., Senior Notes:

200,000	4.125% due 11/3/09	178,616

30,000	1.451% due 3/12/10(c)	23,801

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   9

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 4.2% continued

$490,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15(a)	$521,850

800,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18(c)(g)	610,070

	Leucadia National Corp., Senior Notes:

560,000	8.125% due 9/15/15	473,200

550,000	7.125% due 3/15/17	411,125

720,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	741,509

555,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	333,000

	TNK-BP Finance SA:

767,000	7.875% due 3/13/18(a)	550,322

	Senior Notes:

170,000	7.500% due 7/18/16(a)	125,800

374,000	7.875% due 3/13/18(a)	267,410

150,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 11.825% due 10/1/15	134,250

949,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	908,667

	Total Diversified Financial Services	5,572,120

	Insurance — 0.1%
1,240,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58(a)(c)	142,717

	Real Estate Investment Trusts (REITs) — 0.6%
40,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	19,400

625,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	590,625

205,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	184,500

	Total Real Estate Investment Trusts (REITs)	794,525

	Real Estate Management & Development — 0.5%
291,200	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15(a)(f)	109,200

	Realogy Corp.:

990,000	Senior Notes, 10.500% due 4/15/14	331,650

905,000	Senior Subordinated Notes, 12.375% due 4/15/15	221,725

87,109	Senior Toggle Notes, 11.000% due 4/15/14(b)	16,333

	Total Real Estate Management & Development	678,908

See Notes to Financial Statements.

10   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Thrifts & Mortgage Finance — 0.7%
$1,075,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	$872,094

	TOTAL FINANCIALS	18,656,342

HEALTH CARE — 6.8%

	Health Care Equipment & Supplies — 0.5%
730,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17(b)	706,275

	Health Care Providers & Services — 6.3%
1,290,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	883,650

185,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	181,763

	HCA Inc., Senior Secured Notes:

400,000	9.125% due 11/15/14	397,000

2,155,000	9.625% due 11/15/16(b)	2,004,150

875,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	864,062

	Tenet Healthcare Corp., Senior Notes:

215,000	7.375% due 2/1/13	197,800

1,860,000	9.875% due 7/1/14	1,739,100

455,000	10.000% due 5/1/18(a)	475,475

	Universal Hospital Services Inc., Senior Secured Notes:

260,000	5.943% due 6/1/15(c)	200,850

245,000	8.500% due 6/1/15(b)	229,075

1,743,000	US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12(b)(c)	1,054,515

	Total Health Care Providers & Services	8,227,440

	Pharmaceuticals — 0.0%
2,085,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(d)(e)	10,425

	TOTAL HEALTH CARE	8,944,140

INDUSTRIALS — 11.9%

	Aerospace & Defense — 0.9%
	Hawker Beechcraft Acquisition Co., Senior Notes:

410,000	8.500% due 4/1/15	140,425

2,280,000	8.875% due 4/1/15(b)	444,600

645,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	593,400

	Total Aerospace & Defense	1,178,425

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   11

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Airlines — 2.9%
$1,400,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	$875,000

1,995,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	768,075

481,455	Delta Air Lines Inc., Pass-Through Certificates, 8.954% due 8/10/14(f)	284,058

	United Airlines Inc., Pass-Through Certificates:

365,000	6.831% due 9/1/08	365,000

888,598	7.811% due 10/1/09(f)	926,363

437,290	8.030% due 7/1/11	406,680

160,000	6.932% due 9/1/11(d)(f)	203,344

	Total Airlines	3,828,520

	Building Products — 1.0%
	Associated Materials Inc.:

1,100,000	Senior Discount Notes, 11.250% due 3/1/14	401,500

745,000	Senior Subordinated Notes, 9.750% due 4/15/12	603,450

130,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	83,850

1,860,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.326% due 3/1/14	204,600

	Total Building Products	1,293,400

	Commercial Services & Supplies — 2.8%
1,740,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,696,500

900,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	897,750

540,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	349,650

	US Investigations Services Inc., Senior Subordinated Notes:

250,000	10.500% due 11/1/15(a)	193,750

840,000	11.750% due 5/1/16(a)	579,600

	Total Commercial Services & Supplies	3,717,250

	Construction & Engineering — 0.2%
300,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15(a)	305,250

	Electrical Equipment — 0.1%
140,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	53,550

	Machinery — 0.4%
360,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	282,600

See Notes to Financial Statements.

12   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Machinery — 0.4% continued

	Terex Corp., Senior Subordinated Notes:

$40,000	7.375% due 1/15/14	$35,600

260,000	8.000% due 11/15/17	214,500

	Total Machinery	532,700

	Road & Rail — 2.2%
1,210,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	865,150

	Kansas City Southern de Mexico, Senior Notes:

1,325,000	9.375% due 5/1/12	1,219,000

450,000	7.625% due 12/1/13	371,250

145,000	7.375% due 6/1/14	118,175

220,000	12.500% due 4/1/16(a)	213,400

100,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	106,500

	Total Road & Rail	2,893,475

	Trading Companies & Distributors — 1.0%
615,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	399,750

185,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15(a)	120,250

600,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	411,000

1,145,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	412,200

	Total Trading Companies & Distributors	1,343,200

	Transportation Infrastructure — 0.4%
	Swift Transportation Co., Senior Secured Notes:

180,000	8.984% due 5/15/15(a)(c)	56,700

1,320,000	12.500% due 5/15/17(a)	422,400

	Total Transportation Infrastructure	479,100

	TOTAL INDUSTRIALS	15,624,870

INFORMATION TECHNOLOGY — 1.2%

	IT Services — 0.6%
540,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(b)	283,500

660,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	459,525

	Total IT Services	743,025

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   13

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Semiconductors & Semiconductor Equipment — 0.2%
	Freescale Semiconductor Inc.:

	Senior Notes:

$515,000	8.875% due 12/15/14	$177,675

140,000	9.125% due 12/15/14(b)	24,500

540,000	Senior Subordinated Notes, 10.125% due 12/15/16	132,300

	Total Semiconductors & Semiconductor Equipment	334,475

	Software — 0.4%
795,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	522,712

	TOTAL INFORMATION TECHNOLOGY	1,600,212

MATERIALS — 6.8%

	Chemicals — 0.7%
1,510,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	143,450

760,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12(f)	684,232

60,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	46,500

	Total Chemicals	874,182

	Containers & Packaging — 0.9%
100,000	Berry Plastics Holding Corp., Second Priority Senior Secured Notes, 8.875% due 9/15/14	72,500

270,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14(a)	253,800

	Graham Packaging Co. Inc.:

60,000	Senior Notes, 8.500% due 10/15/12	51,900

125,000	Senior Subordinated Notes, 9.875% due 10/15/14	101,719

600,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(d)(e)(f)	0

775,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	654,875

	Total Containers & Packaging	1,134,794

	Metals & Mining — 2.1%
690,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	493,350

1,785,000	Noranda Aluminium Acquisition Corp., Senior Notes, 6.595% due 5/15/15(b)(c)	633,675

1,385,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	727,125

1,610,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	982,100

	Total Metals & Mining	2,836,250

	Paper & Forest Products — 3.1%
	Abitibi-Consolidated Co. of Canada:

258,000	Senior Notes, 15.500% due 7/15/10(a)(d)	25,800

See Notes to Financial Statements.

14   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Paper & Forest Products — 3.1% continued

$2,030,000	Senior Secured Notes, 13.750% due 4/1/11(a)(d)	$1,776,250

2,045,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	480,575

830,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16(a)	834,150

	NewPage Corp., Senior Secured Notes:

1,770,000	7.420% due 5/1/12(c)	769,950

375,000	10.000% due 5/1/12	178,125

233,904	Newpage Holding Corp., Senior Notes, 10.265% due 11/1/13(b)(c)	10,526

	Total Paper & Forest Products	4,075,376

	TOTAL MATERIALS	8,920,602

TELECOMMUNICATION SERVICES — 10.8%

	Diversified Telecommunication Services — 6.6%
310,000	CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17(a)	314,650

180,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	129,600

695,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10(d)(e)(f)	0

420,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15(d)(e)	2,625

350,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	359,625

350,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14(a)	341,250

1,785,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.705% due 2/1/15(a)	1,615,425

	Intelsat Jackson Holdings Ltd., Senior Notes:

415,000	9.500% due 6/15/16(a)	410,850

490,000	11.500% due 6/15/16(a)	485,100

	Level 3 Financing Inc., Senior Notes:

1,305,000	12.250% due 3/15/13	1,184,288

565,000	9.250% due 11/1/14	455,531

1,190,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	1,154,300

555,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	549,450

1,310,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	1,368,950

400,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	400,000

	Total Diversified Telecommunication Services	8,771,644

	Wireless Telecommunication Services — 4.2%
180,000	iPCS Inc., Senior Secured Notes, 3.295% due 5/1/13(c)	146,700

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   15

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Wireless Telecommunication Services — 4.2% continued

$700,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14(a)	$700,875

	Sprint Capital Corp., Senior Notes:

1,370,000	7.625% due 1/30/11	1,327,187

1,025,000	8.375% due 3/15/12	987,844

265,000	6.875% due 11/15/28	180,200

1,390,000	8.750% due 3/15/32	1,063,350

1,810,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13(a)	1,095,050

	Total Wireless Telecommunication Services	5,501,206

	TOTAL TELECOMMUNICATION SERVICES	14,272,850

UTILITIES — 6.7%

	Gas Utilities — 0.5%
645,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	630,487

	Independent Power Producers & Energy Traders — 6.2%
	AES Corp.:

106,000	Secured Notes, 8.750% due 5/15/13(a)	107,590

	Senior Notes:

1,205,000	8.000% due 10/15/17	1,108,600

200,000	8.000% due 6/1/20(a)	176,000

	Dynegy Holdings Inc.:

1,060,000	Senior Debentures, 7.625% due 10/15/26	609,500

	Senior Notes:

270,000	7.500% due 6/1/15	213,300

560,000	7.750% due 6/1/19	414,400

140,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	119,000

	Edison Mission Energy, Senior Notes:

880,000	7.750% due 6/15/16	701,800

300,000	7.200% due 5/15/19	219,750

450,000	7.625% due 5/15/27	290,250

5,520,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17(b)	2,856,600

428,690	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	424,403

440,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	425,700

230,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	222,525

340,000	Reliant Energy Inc., Senior Notes, 7.875% due 6/15/17	305,150

	Total Independent Power Producers & Energy Traders	8,194,568

	TOTAL UTILITIES	8,825,055

See Notes to Financial Statements.

16   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	TOTAL CORPORATE BONDS & NOTES (Cost — $165,863,873)	$119,105,089

ASSET-BACKED SECURITY — 0.0%

FINANCIAL — 0.0%

	Diversified Financial Services — 0.0%
$1,402,534	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(d)(e)(f) (Cost — $1,493,311)	0

COLLATERALIZED SENIOR LOANS — 3.2%

CONSUMER DISCRETIONARY — 0.5%

	Auto Components — 0.5%
964,466	Allison Transmission Inc., Term Loan B, 3.759% due 8/7/14(c)	696,290

	Textiles, Apparel & Luxury Goods — 0.0%
500,000	Simmons Co., Term Loan, 8.204% due 2/15/12(c)	11,334

	TOTAL CONSUMER DISCRETIONARY	707,624

ENERGY — 0.6%

	Energy Equipment & Services — 0.6%
1,097,421	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(c)(e)	795,630

INDUSTRIALS — 0.6%

	Airlines — 0.2%
500,000	United Airlines Inc., Term Loan B, 0.000% due 1/12/14	253,889

	Commercial Services & Supplies — 0.3%
500,000	Rental Services Corp., Term Loan, 9.024% due 12/1/13	325,000

	Trading Companies & Distributors — 0.1%
559,187	Penhall International Corp., Term Loan, 10.133% due 4/1/12(c)	139,797

	TOTAL INDUSTRIALS	718,686

MATERIALS — 0.2%

	Chemicals — 0.2%
690,000	Lyondell Chemical Co., Term Loan, 0.000% due 12/20/14	231,581

	Paper & Forest Products — 0.0%
229,856	Verso Paper Holdings LLC, Term Loan, 6.778% due 2/1/13(c)	19,538

	TOTAL MATERIALS	251,119

UTILITIES — 1.3%

	Independent Power Producers & Energy Traders — 1.3%

2,474,937	Energy Future Holdings, Term Loan, 3.906% due 10/10/14(c)	1,678,176

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $6,200,631)	4,151,235

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   17

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

CONVERTIBLE BONDS & NOTES — 1.2%

CONSUMER DISCRETIONARY — 0.9%

	Media — 0.9%
$1,570,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16(a)	$1,151,987

INDUSTRIALS — 0.3%

	Marine — 0.3%
750,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	390,938

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $1,495,218)	1,542,925

SOVEREIGN BOND — 1.0%

	Russia — 1.0%
1,401,600	Russian Federation, 7.500% due 3/31/30(a) (Cost — $1,528,343)	1,378,445

SHARES

COMMON STOCKS — 0.0%

CONSUMER DISCRETIONARY — 0.0%

	Hotels, Restaurants & Leisure — 0.0%
1,615	Buffets Restaurant Holdings(f)*	0

CONSUMER STAPLES — 0.0%

	Food Products — 0.0%
23,465	Aurora Foods Inc.(e)(f)*	0

TELECOMMUNICATION SERVICES — 0.0%

	Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares(e)(f)*	0

	TOTAL COMMON STOCKS (Cost — $948,031)	0

CONVERTIBLE PREFERRED STOCKS — 0.6%

FINANCIALS — 0.6%

	Diversified Financial Services — 0.6%
1,270	Bank of America Corp., 7.250% (Cost — $1,273,323)	732,790

PREFERRED STOCKS — 0.1%

CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%
2	ION Media Networks Inc., Series B, 12.000%(e)(f)*	0

See Notes to Financial Statements.

18   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

SHARES	SECURITY	VALUE

FINANCIALS — 0.1%

	Consumer Finance — 0.1%

534	Preferred Blocker Inc., 7.000%(a)	$160,233

	Thrifts & Mortgage Finance — 0.0%
16,625	Federal National Mortgage Association (FNMA), 8.250%(h)*	13,799

	TOTAL FINANCIALS	174,032

	TOTAL PREFERRED STOCKS (Cost — $599,120)	174,032

WARRANTS

WARRANTS — 0.0%

714	Buffets Restaurant Holdings, Expires 4/28/14(f)*	0

430	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	0

695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0

165	Jazztel PLC, Expires 7/15/10(a)(f)*	0

435	Merrill Corp., Class B Shares, Expires 5/1/09(a)(e)(f)*	0

	TOTAL WARRANTS (Cost — $107,566)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $179,509,416)	127,084,516

FACE
AMOUNT

SHORT-TERM INVESTMENT — 0.6%

	Corporate Bond & Note — 0.6%
$900,000	GMAC LLC, Senior Notes, 2.788% due 6/30/09(a)(c) (Cost — $828,145)	842,625

	TOTAL INVESTMENTS — 97.1% (Cost — $180,337,561#)	127,927,141

	Other Assets in Excess of Liabilities — 2.9%	3,887,125

	TOTAL NET ASSETS — 100.0%	$131,814,266

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.
(d)	Security is currently in default.

(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GMAC — General Motors Acceptance Corp.

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   19

Statement of assets and liabilities (unaudited)

April 30, 2009

ASSETS:

Investments, at value (Cost — $180,337,561)	$127,927,141

Dividends and interest receivable	4,557,312

Receivable for securities sold	1,778,523

Prepaid expenses	1,702

Total Assets	134,264,678

LIABILITIES:

Payable for securities purchased	2,104,548

Due to custodian	112,641

Investment management fee payable	61,392

Payable for Portfolio shares repurchased	23,053

Trustees’ fees payable	4,379

Accrued expenses	144,399

Total Liabilities	2,450,412

TOTAL NET ASSETS	$131,814,266

NET ASSETS:

Par value (Note 4)	$293

Paid-in capital in excess of par value	278,184,353

Undistributed net investment income	3,993,441

Accumulated net realized loss on investments and foreign currency transactions	(97,953,401)

Net unrealized depreciation on investments	(52,410,420)

TOTAL NET ASSETS	$131,814,266

Shares Outstanding	29,264,353

Net Asset Value	$4.50

See Notes to Financial Statements.

20   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Interest	$8,888,333

Dividends	69,793

Total Investment Income	8,958,126

EXPENSES:

Investment management fee (Note 2)	367,949

Legal fees	38,390

Shareholder reports	32,356

Audit and tax	19,282

Custody fees	3,745

Insurance	2,406

Trustees’ fees	1,649

Transfer agent fees	324

Miscellaneous expenses	2,843

Total Expenses	468,944

NET INVESTMENT INCOME	8,489,182

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Loss From:

Investment transactions	(14,995,907)

Foreign currency transactions	(3,567)

Net Realized Loss	(14,999,474)

Change in Net Unrealized Appreciation/Depreciation	17,448,345

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	2,448,871

INCREASE IN NET ASSETS FROM OPERATIONS	$10,938,053

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   21

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (unaudited) AND THE YEAR ENDED OCTOBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$8,489,182	$18,838,373

Net realized loss	(14,999,474)	(12,743,255)

Change in net unrealized appreciation/depreciation	17,448,345	(63,355,815)

Increase (Decrease) in Net Assets From Operations	10,938,053	(57,260,697)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(19,000,023)	(21,000,029)

Decrease in Net Assets From Distributions to Shareholders	(19,000,023)	(21,000,029)

PORTFOLIO SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	278,562	513,547

Reinvestment of distributions	19,000,023	21,000,029

Cost of shares repurchased	(15,099,741)	(58,988,745)

Increase (Decrease) in Net Assets From Portfolio Share Transactions	4,178,844	(37,475,169)

DECREASE IN NET ASSETS	(3,883,126)	(115,735,895)

NET ASSETS:

Beginning of period	135,697,392	251,433,287

End of period*	$131,814,266	$135,697,392

* Includes undistributed net investment income of:	$3,993,441	$14,504,282

See Notes to Financial Statements.

22   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2009[1]	2008	2007	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$4.91	$7.50	$7.66	$7.61	$8.02	$7.67

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.32	0.69	0.61	0.61	0.58	0.58

Net realized and unrealized gain (loss)	(0.02)	(2.62)	(0.17)	0.06	(0.33)	0.32

Total income (loss) from operations	0.30	(1.93)	0.44	0.67	0.25	0.90

LESS DISTRIBUTIONS FROM:

Net investment income	(0.71)	(0.66)	(0.60)	(0.62)	(0.66)	(0.55)

Total distributions	(0.71)	(0.66)	(0.60)	(0.62)	(0.66)	(0.55)

NET ASSET VALUE, END OF PERIOD	$4.50	$4.91	$7.50	$7.66	$7.61	$8.02

Total return[3]	9.46%	(28.03)%	5.98%[4]	9.37%	3.14%[5]	12.33%

NET ASSETS, END OF PERIOD (MILLIONS)	$132	$136	$251	$274	$287	$279

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.76%[6]	0.75%	0.69%[7]	0.67%	0.66%	0.66%

Net expenses	0.76 [6]	0.75 [8,9]	0.68 [7,9]	0.67 [9]	0.66	0.66 [9]

Net investment income	13.84 [6]	9.13	7.69	7.62	7.31	7.93

PORTFOLIO TURNOVER RATE	26%	51%	61%	73%	20%	33%

[1]	For the six months ended April 30, 2009 (unaudited).

[2]	For a share of capital stock outstanding prior to April 30, 2007.

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a gain from settlement of a security litigation. Without this gain, the total return would have been 5.69%.

[5]	The prior investment manager fully reimbursed the Portfolio for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[6]	Annualized.

[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been 0.67%.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   23

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

24   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		QUOTED	OTHER SIGNIFICANT	SIGNIFICANT
		PRICES	OBSERVABLE	UNOBSERVABLE
	APRIL 30, 2009	(LEVEL 1)	INPUTS (LEVEL 2)	INPUTS (LEVEL 3)
Investments in securities	$127,927,141	$746,589	$125,860,931	$1,319,621

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Balance as of October 31, 2008	$2,616,365

Accrued Premiums/Discounts	23,880

Realized gain (loss)	(1,087,493)[1]

Change in unrealized appreciation (depreciation)	304,035 [2]

Net purchases (sales)	944,951

Transfers in and/or out of level 3	(1,482,117)

Balance as of April 30, 2009	$1,319,621

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(4,082,273)[2]

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]	This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   25

Notes to financial statements (unaudited) continued

value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

26   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended April 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$31,772,078

Sales	35,401,442

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,502,590

Gross unrealized depreciation	(55,913,010)

Net unrealized depreciation	$(52,410,420)

28   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

4.	Shares of beneficial interest
At April 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Portfolio were as follows:

	SIX MONTHS ENDED	YEAR ENDED
	APRIL 30, 2009	OCTOBER 31, 2008
Shares sold	68,427	76,500

Shares issued on reinvestment	5,177,118	3,153,158

Shares repurchased	(3,609,688)	(9,109,062)

Net increase (decrease)	1,635,857	(5,879,404)

5.	Capital loss carryforward
As of October 31, 2008, the Portfolio had a net capital loss carryforward of approximately $82,275,507, of which $42,940,350 expires in 2009, $21,882,303 expires in 2010, $4,504,039 expires in 2011 and $12,948,815 expires in 2016. These amounts will be available to offset any future taxable capital gains. Additionally, the capital loss carryover is subject to a current limitation of $33,948,138 as a result from an ownership change the Portfolio experienced in a prior year.

6.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   29

Notes to financial statements (unaudited) continued

under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

30   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

8.	Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

32   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

9.	Recent accounting pronouncements
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for

Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

* * *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

34   Legg Mason Partners Variable High Income Portfolio 2009 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
At a meeting of the Board of Trustees of Legg Mason Partners Variable Income Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Variable High Income Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser.

Background
The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management during the meeting. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory
agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager were

Legg Mason Partners Variable High Income Portfolio   35

Board approval of management and
subadvisory agreements (unaudited) continued

present. In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were satisfactory.

36   Legg Mason Partners Variable High Income Portfolio

Fund performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified by Lipper as high current yield funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2008 was below the median. The Board noted the explanations from the Manager concerning the underperformance versus the peer group and any plans to address such underperformance.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to improve performance.

Management fees and expense ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers. In addition, the Board noted that the compensation paid to the Subadvisers is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadvisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and

Legg Mason Partners Variable High Income Portfolio   37

Board approval of management and
subadvisory agreements (unaudited) continued

shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadvisers’ fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as high current yield funds underlying variable insurance products and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the funds in the Expense Group at all asset levels and that the Actual Management Fee is below the median of the Expense Group. The Board also considered the fact that the Manager pays the subadvisory fee out of the management fee.

38   Legg Mason Partners Variable High Income Portfolio

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers
The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Partners Variable High Income Portfolio   39

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Legg Mason Partners
Variable High Income Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management
Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent*

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

*	Prior to April 4, 2009. PNC Global Investment Servicing was the Portfolio’s transfer agent.

Legg Mason Partners Variable High Income Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable High Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC
FD04231 6/09 SR09-840

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: June 25, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: June 25, 2009

By:	/s/ Frances M. Guggino (Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: June 25, 2009